Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details)	Sep. 30, 2021 USD ($)
Cash paid to Ely shareholders(1)	$ 65,016,496
GRC Shares issued to Ely shareholders(1)	130,193,499
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares	5,640,669
Total consideration	200,850,664
Cash and cash equivalents	6,769,469
Short-term investments	1,291,022
Accounts receivable	261,897
Prepaid and other receivables	193,055
Reclamation bond	21,915
Property, plant & equipment	47,714
Royalties	231,172,628
Exploration and evaluation assets	7,691,535
Accounts payable and accrued liabilities	(3,847,216)
Lease obligation	(51,355)
Deferred income tax liability	(42,700,000)
Net assets acquired	$ 200,850,664